Investments in Joint Ventures - Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [Line Items]
Carrying amount	€ 1,745	€ 1,712	€ 1,614
Amvest [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	2,848	2,673
Net assets of joint venture excluding goodwill	2,848	2,673
Carrying amount	1,001	1,008
Amvest [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	1,001	1,008
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	1,057	960
Net assets of joint venture excluding goodwill	681	587
Goodwill on acquisition	376	373
Carrying amount	728	685
Other Joint ventures [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	€ 352	€ 312